Offerings - Offering: 1	May 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value Euro0.002 per share
Amount Registered | shares	2,497,743
Proposed Maximum Offering Price per Unit | $ / shares	28.32
Maximum Aggregate Offering Price	$ 70,736,081.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,768.66
Offering Note

(1)
(A) These ordinary shares may be represented by American Depositary Shares (“ADSs”) of Immunocore Holdings plc (the “Registrant”), each of which represents one ordinary share, nominal value £0.002 per share, of the Registrant. ADSs issuable upon deposit of the ordinary shares registered hereby have been registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-252487). (B) Represents ordinary shares of the Registrant that became available for issuance under the Immunocore Holdings plc 2021 Equity Incentive Plan, with Non-Employee Sub-Plan (the “2021 Plan”), effective as of January 1, 2026, pursuant to the evergreen increase provision of the 2021 Plan. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares of the Registrant which become issuable under the 2021 Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding ordinary shares. (C) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant’s ADSs as reported on Nasdaq Global Select Market on May 4, 2026.